Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 21, 2022	Dec. 31, 2022
Bradley Wickens [Member]
Class of Warrant or Right [Line Items]
Class of warrant granted	850,000
Valuation Technique, Option Pricing Model [Member]
Class of Warrant or Right [Line Items]
Debt conversion discount amount	$ 2.1
Valuation Technique, Option Pricing Model [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Volatility		61.90%
Risk free rate		4.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		3.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		4.60%
Share price		$ 1.22
Class of warrant or right exercise period	2 years 6 months
Dividend payment rate	0.00%
Black Scholes Merton Option Pricing Model [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrants price per unit	$ 1.2